Segment Information (Details) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2012 segment	Dec. 31, 2011 segment	Dec. 31, 2010 segment
Segment Information
Number of operating segments		5	7	7
Segment Information
Revenues		$ 462,439,368	$ 401,624,981	$ 356,525,127
Cost of revenues		(203,170,685)	(163,044,490)	(104,846,495)
Selling, general and administrative expenses		(336,873,524)	(286,687,587)	(198,424,922)
Goodwill impairment charge	(417,822,304)		(417,822,304)
Other operating income		6,475,023	6,180,360	4,080,900
Income (loss) from operations		(71,129,818)	(459,749,040)	57,334,610
Interest income		1,606,462	2,626,919	2,807,831
Other income (expense), net		(732,870)	(10,457,211)	1,508,269
Income (loss) before taxes and equity in affiliates		(70,256,226)	(467,579,332)	61,650,710
Income tax (expense) benefit		(1,168,654)	2,723,930	(12,696,234)
Income (loss) before equity in affiliates		(71,424,880)	(464,855,402)	48,954,476
Income (loss) from equity in affiliates		375,509	(165,110)	(278,662)
Net income (loss)		(71,049,371)	(465,020,512)	48,675,814
Real Estate Brokerage Services
Segment Information
Revenues		208,284,503	176,441,032	193,974,388
Cost of revenues		(114,667,241)	(97,481,259)	(63,836,933)
Selling, general and administrative expenses		(92,291,838)	(97,293,397)	(76,404,465)
Other operating income		2,982,861	3,222,483	1,937,031
Income (loss) from operations		4,308,285	(15,111,141)	55,670,021
Interest income		425,714	697,076	1,071,039
Other income (expense), net		84,937	(7,765)	104,438
Income (loss) before taxes and equity in affiliates		4,818,936	(14,421,830)	56,845,498
Income tax (expense) benefit		(4,589,892)	6,940,664	(9,653,196)
Income (loss) before equity in affiliates		229,044	(7,481,166)	47,192,302
Income (loss) from equity in affiliates		195,874	16,297	(2,277)
Net income (loss)		424,918	(7,464,869)	47,190,025
Real Estate Information and Consulting Services
Segment Information
Revenues		54,517,612	61,750,112	75,110,282
Cost of revenues		(10,783,472)	(6,708,358)	(3,016,516)
Selling, general and administrative expenses		(53,977,975)	(48,176,668)	(35,214,081)
Other operating income		2,481,255	2,349,105	1,802,676
Income (loss) from operations		(7,762,580)	9,214,191	38,682,361
Interest income		624,817	881,539	1,156,337
Other income (expense), net		(59,136)	(558,711)	557,722
Income (loss) before taxes and equity in affiliates		(7,196,899)	9,537,019	40,396,420
Income tax (expense) benefit		623,227	(3,696,794)	(2,911,786)
Income (loss) before equity in affiliates		(6,573,672)	5,840,225	37,484,634
Income (loss) from equity in affiliates		(14,933)	(94,385)	(271,300)
Net income (loss)		(6,588,605)	5,745,840	37,213,334
Real Estate Online Services
Segment Information
Revenues		169,755,893	136,452,384	66,804,671
Cost of revenues		(54,117,692)	(37,583,296)	(26,361,391)
Selling, general and administrative expenses		(146,997,279)	(101,384,497)	(54,741,152)
Goodwill impairment charge			(417,822,304)
Other operating income		153,340	13,937
Income (loss) from operations		(31,205,738)	(420,323,776)	(14,297,872)
Interest income		257,204	675,759	286,154
Other income (expense), net		(1,979,450)	(1,025,801)	(22,831)
Income (loss) before taxes and equity in affiliates		(32,927,984)	(420,673,818)	(14,034,549)
Income tax (expense) benefit		2,329,338	305,651	455,815
Income (loss) before equity in affiliates		(30,598,646)	(420,368,167)	(13,578,734)
Income (loss) from equity in affiliates		(881)	(9,609)	(5,085)
Net income (loss)		(30,599,527)	(420,377,776)	(13,583,819)
Other Services
Segment Information
Revenues		29,881,360	26,981,453	20,635,786
Cost of revenues		(23,602,280)	(21,271,577)	(11,631,655)
Selling, general and administrative expenses		(10,544,345)	(8,237,382)	(8,978,057)
Other operating income		857,567	594,835	341,193
Income (loss) from operations		(3,407,698)	(1,932,671)	367,267
Interest income		55,895	93,130	114,293
Other income (expense), net		(446)	(1,060,778)	385,759
Income (loss) before taxes and equity in affiliates		(3,352,249)	(2,900,319)	867,319
Income tax (expense) benefit		468,673	(825,591)	(587,067)
Income (loss) before equity in affiliates		(2,883,576)	(3,725,910)	280,252
Income (loss) from equity in affiliates		195,449	(77,413)
Net income (loss)		(2,688,127)	(3,803,323)	280,252
Non-allocated
Segment Information
Selling, general and administrative expenses		(33,062,087)	(31,595,643)	(23,087,167)
Income (loss) from operations		(33,062,087)	(31,595,643)	(23,087,167)
Interest income		242,832	279,415	180,008
Other income (expense), net		1,221,225	(7,804,156)	483,181
Income (loss) before taxes and equity in affiliates		(31,598,030)	(39,120,384)	(22,423,978)
Income (loss) before equity in affiliates		(31,598,030)	(39,120,384)	(22,423,978)
Net income (loss)		$ (31,598,030)	$ (39,120,384)	$ (22,423,978)